Non-controlling interests (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Profit attributable to non-controlling interests	R$ 48,257	R$ 49,499
Comprising:
Banco PSA Finance Brasil S.A.		8,068
Rojo Entretenimento S.A.	977	697
Banco Hyundai Capital	61,493	50,530
Return Capital Gestão de Ativos e Participações S.A.	(6,287)	(6,774)
Toro Corretora de Títulos e Valores Mobiliários Ltda.		(3,212)
Toro Investimentos S.A.		3,253
Solution 4Fleet Consultoria Empresarial S.A.	416	(1,785)
Apê11 Tecnologia e Negócios Imobiliários S.A. (Apê11)		(1,278)
Fit Economia de Energia S.A.	(7,272)
América Gestão Serviços em Energia S.A.	R$ (1,070)